SHAREHOLDERS' EQUITY (Schedule of Employee Option Activity) (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Number of options
Outstanding at January 1, 2023 | shares	375,156
Exercised | shares	(62,829)
Granted | shares	48,000
Outstanding at June 30, 2023 | shares	360,327	375,156
Exercisable at June 30, 2023 | shares	193,046
Weighted-average exercise price
Outstanding at January 1, 2023 | $ / shares	$ 6.49
Exercised | $ / shares	4.87
Granted | $ / shares	16.02
Outstanding at June 30, 2023 | $ / shares	8.17	$ 6.49
Exercisable at June 30, 2023 | $ / shares	$ 4.9
Weighted- average remaining contractual life (in months)
Outstanding	89 months	8 years 1 month 6 days
Exercisable at June 30, 2023	80 months
Aggregate intrinsic value
Outstanding | $	$ 570	$ 2,799
Exercisable at June 30, 2023 | $	$ 383